Employee benefit expenses (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Employee Benefit Expenses

	2018	2017	2016
Wages and salaries (*)	2,030,641	1,746,147	1,450,262
Employee termination benefits (**)	29,140	32,862	32,977
Defined contribution plans	9,361	8,107	7,722

	2,069,142	1,787,116	1,490,961

(*)	Wages and salaries include compulsory social security contributions, bonuses and share based payments.
(**)

Remeasurements of employee termination benefits for the years ended 31 December 2018, 2017 and 2016 amounting to TL (12,699), TL 3,738 and TL 34,532 respectively are reflected in other comprehensive income.